Property, Plant and Equipment (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Allocation of depreciation expense on property, plant and equipment
Cost of revenues	$ 168,713	1,051,098	754,977	432,989
Selling expenses	224	1,396	993	1,817
General and administrative expenses	8,883	55,343	36,473	24,223
Research and administrative expenses	4,818	30,016	34,355	12,130
Total depreciation expense	$ 182,638	1,137,853	826,798	471,159